Cover	Nov. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-38266
Entity Registrant Name	SPERO THERAPEUTICS, INC.
Entity Central Index Key	0001701108
Entity Tax Identification Number	46-4590683
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	675 Massachusetts Avenue,
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(857)
Local Phone Number	242-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SPRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false